Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2024	2025
Operating right-of-use assets	$1,133,519	$718,376
Amortization of right-of-use assets	(711,975)	(218,303)
Right-of-use assets, net	$421,544	$500,073

Operating lease liabilities, current	$330,243	$305,801
Operating lease liabilities, non-current	118,460	158,926
Total operating lease liabilities	$448,703	$464,727

Weighted-average remaining lease term (in years)	1.77	1.68
Weighted-average discount rate	5.52%	3.67%

Schedule of Lease Cost Recognized in the Group’s Consolidated Statements of Operations and Comprehensive Loss

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss was as follows:

	For the years ended December 31,
	2023	2024	2025
Operating leases expense excluding short-term lease expense	$468,600	$362,700	$362,796
Short-term lease cost	110,888	415,807	74,264
Total	$579,488	$778,507	$437,060

Schedule of Future Minimum Payments under the Current Existing Operating Leases

The following is a schedule of future minimum payments under the current existing operating leases as of December 31, 2025:

For the years ending December 31,	Amount
2026	$317,053
2027	160,969
Total lease payments	478,022
Imputed interest	(13,295)
Total	$464,727